LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Land Use Rights [Line Items]
Land use rights, gross	$ 1,199,617	$ 1,199,617
Less: accumulated amortization	(412,118)	(389,301)
Land use rights, net	787,499	810,316
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	146,475	146,475
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	399,578	399,578
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 653,564	$ 653,564